SHARE-BASED COMPENSATION - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based compensation expenses	$ 361	$ 438